Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial instruments	R$ 7,694,639	R$ 3,743,359
Assets	8,140,700	3,824,410
Liabilities	(446,061)	(81,051)
Electricity Derivatives [Member] | Commodity Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	1,354,967	0
Fair value	(189,423)	0
Exchange Rate Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional	1,669,911	1,542,535
Fair value	(10,575)	(30,784)
Exchange Rate Derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	1,656,489	1,542,535
Fair value	(10,227)	(30,784)
Exchange Rate Derivatives [member] | Commodity Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	13,422	0
Fair value	(348)	0
Interest Rate and Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	16,635,029	13,522,270
Fair value	7,894,637	3,774,143
Interest Rate and Exchange Rate Risk [Member] | Swap Contract for Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	600,000	0
Fair value	79,950	0
Interest Rate and Exchange Rate Risk [Member] | Inflation and Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	2,229,136	0
Fair value	408,867	0
Interest Rate and Exchange Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional	3,399,997	2,633,796
Fair value	755,355	692,642
Interest Rate and Exchange Rate Risk [Member] | Exchange and interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional	10,405,896	10,888,474
Fair value	R$ 6,650,465	R$ 3,081,501